UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08397
THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1700
Denver, CO 80202
(Address of Principal Executive Offices) (Zip Code)

The Corporation Trust Company
The Marsico Investment Fund
Corporation Trust Center 1209 Orange Street
Wilmington, Delaware 19802
(Name and address of Agent for Service of Process)

Copies to:
Anthony H. Zacharski
Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178
Registrant's telephone number, including area code:
1-888-860-8686
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025

Item 1. Reports to Stockholders

(a) The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TABLE OF CONTENTS

Marsico Focus Fund Investor Class - MFOCX

Marsico Focus Fund Institutional Class - MIFOX

Marsico Growth Fund Investor Class - MGRIX

Marsico Growth Fund Institutional Class - MIGWX

Marsico Midcap Growth Focus Fund Investor Class - MXXIX

Marsico Midcap Growth Focus Fund Institutional Class - MIDFX

Marsico International Opportunities Fund Investor Class - MIOFX

Marsico International Opportunities Fund Institutional Class - MIIOX

Marsico Global Fund Investor Class - MGLBX

Marsico Global Fund Institutional Class - MIGOX

Marsico Focus Fund
Investor Class / MFOCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Investor Class/MFOCX)	$59	1.20%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$933,638,581
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	9.86%
Meta Platforms, Inc. - Cl. A	8.37%
Microsoft Corp.	8.01%
Apple, Inc.	5.34%
General Electric Co. DBA GE Aerospace	5.14%
Netflix, Inc.	4.71%
Costco Wholesale Corp.	4.37%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.02%
NVIDIA Corp.	3.96%
Visa, Inc. - Cl. A	3.94%
Sector Allocation
(% of net assets)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Focus Fund
Institutional Class / MIFOX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Institutional Class/MIFOX)	$46	0.94%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$933,638,581
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	9.86%
Meta Platforms, Inc. - Cl. A	8.37%
Microsoft Corp.	8.01%
Apple, Inc.	5.34%
General Electric Co. DBA GE Aerospace	5.14%
Netflix, Inc.	4.71%
Costco Wholesale Corp.	4.37%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.02%
NVIDIA Corp.	3.96%
Visa, Inc. - Cl. A	3.94%
Sector Allocation
(% of net assets)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Growth Fund
Investor Class / MGRIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Investor Class/MGRIX)	$63	1.29%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$406,246,159
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	8.03%
Meta Platforms, Inc. - Cl. A	6.86%
Microsoft Corp.	5.26%
Apple, Inc.	5.11%
NVIDIA Corp.	4.92%
Netflix, Inc.	4.47%
Costco Wholesale Corp.	4.16%
Uber Technologies, Inc.	4.00%
Starbucks Corp.	3.63%
The Sherwin-Williams Company	3.51%
Sector Allocation
(% of net assets)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Growth Fund
Institutional Class / MIGWX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Institutional Class/MIGWX)	$50	1.02%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$406,246,159
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	8.03%
Meta Platforms, Inc. - Cl. A	6.86%
Microsoft Corp.	5.26%
Apple, Inc.	5.11%
NVIDIA Corp.	4.92%
Netflix, Inc.	4.47%
Costco Wholesale Corp.	4.16%
Uber Technologies, Inc.	4.00%
Starbucks Corp.	3.63%
The Sherwin-Williams Company	3.51%
Sector Allocation
(% of net assets)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Midcap Growth Focus Fund
Investor Class / MXXIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Investor Class/MXXIX)	$67	1.32%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$376,019,570
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Spotify Technology S.A.	4.83%
Chipotle Mexican Grill, Inc.	4.39%
Cintas Corp.	4.37%
Constellation Software, Inc.	4.37%
GE Vernova, Inc.	3.93%
KLA Corp.	3.87%
Synopsys, Inc.	3.74%
KKR & Co., Inc.	3.72%
Palantir Technologies, Inc. - Cl. A	3.70%
CBRE Group, Inc. - Cl. A	3.61%
Sector Allocation
(% of net assets)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Midcap Growth Focus Fund
Institutional Class / MIDFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Institutional Class/MIDFX)	$55	1.07%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$376,019,570
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Spotify Technology S.A.	4.83%
Chipotle Mexican Grill, Inc.	4.39%
Cintas Corp.	4.37%
Constellation Software, Inc.	4.37%
GE Vernova, Inc.	3.93%
KLA Corp.	3.87%
Synopsys, Inc.	3.74%
KKR & Co., Inc.	3.72%
Palantir Technologies, Inc. - Cl. A	3.70%
CBRE Group, Inc. - Cl. A	3.61%
Sector Allocation
(% of net assets)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico International Opportunities Fund
Investor Class / MIOFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Investor Class/MIOFX)	$76	1.50%[1,2]
[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$72,624,876
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	5.90%
SAP S.E.	5.00%
Spotify Technology S.A.	4.94%
Constellation Software, Inc.	4.42%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.40%
EssilorLuxottica S.A.	4.04%
Nintendo Co., Ltd.	3.60%
Ferrari N.V.	3.49%
Meta Platforms, Inc. - Cl. A	3.45%
Deutsche Telekom A.G.	3.32%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico International Opportunities Fund
Institutional Class / MIIOX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Institutional Class/MIIOX)	$63	1.25%[1,2]
[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$72,624,876
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	5.90%
SAP S.E.	5.00%
Spotify Technology S.A.	4.94%
Constellation Software, Inc.	4.42%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.40%
EssilorLuxottica S.A.	4.04%
Nintendo Co., Ltd.	3.60%
Ferrari N.V.	3.49%
Meta Platforms, Inc. - Cl. A	3.45%
Deutsche Telekom A.G.	3.32%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Global Fund
Investor Class / MGLBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Investor Class/MGLBX)	$68	1.35%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$353,647,218
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
SAP S.E. Spon. ADR	5.93%
Rolls-Royce Holdings PLC	5.78%
Meta Platforms, Inc. - Cl. A	5.51%
Spotify Technology S.A.	5.03%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.71%
Netflix, Inc.	4.45%
General Electric Co. DBA GE Aerospace	4.36%
Amazon.com, Inc.	3.38%
ASML Holding N.V. - NY Reg. Shs.	3.30%
Constellation Software, Inc.	3.28%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.
Marsico Global Fund
Institutional Class / MIGOX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Institutional Class/MIGOX)	$54	1.07%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$353,647,218
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
SAP S.E. Spon. ADR	5.93%
Rolls-Royce Holdings PLC	5.78%
Meta Platforms, Inc. - Cl. A	5.51%
Spotify Technology S.A.	5.03%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.71%
Netflix, Inc.	4.45%
General Electric Co. DBA GE Aerospace	4.36%
Amazon.com, Inc.	3.38%
ASML Holding N.V. - NY Reg. Shs.	3.30%
Constellation Software, Inc.	3.28%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Householding
For shareholders with multiple accounts utilizing the same social security number or tax identification number, the Marsico Funds may deliver a single copy of prospectuses, financial reports and other communications to shareholders in order to reduce expenses. If your shares are held through a financial intermediary, the financial intermediary may utilize other householding methods, such as the same mailing address, to deliver a single copy. If you would prefer that your documents not be subject to householding, please call 888-860-8686 if you hold your shares directly with the Marsico Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Marsico Funds or your financial intermediary.
Distribution Services, LLC serves as the Fund's distributor.
For additional information, please scan the QR code to navigate to additional hosted material at www.marsicofunds.com/fund-documents/.

(b) Not applicable.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s financial statements are attached herewith.

THE MARSICO INVESTMENT FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

MARSICO FUNDS®

Class/Ticker

MARSICO FOCUS FUND INVESTOR CLASS (MFOCX) INSTITUTIONAL CLASS (MIFOX)
MARSICO GROWTH FUND INVESTOR CLASS (MGRIX) INSTITUTIONAL CLASS (MIGWX)
MARSICO MIDCAP GROWTH FOCUS FUND INVESTOR CLASS (MXXIX) INSTITUTIONAL CLASS (MIDFX)
MARSICO INTERNATIONAL OPPORTUNITIES FUND INVESTOR CLASS (MIOFX) INSTITUTIONAL CLASS (MIIOX)
MARSICO GLOBAL FUND INVESTOR CLASS (MGLBX) INSTITUTIONAL CLASS (MIGOX)

SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Electric Co. DBA GE Aerospace	239,644	$47,964,747	5.14%
The Boeing Company*	153,399	26,162,199	2.80
		74,126,946	7.94
Application Software
Synopsys, Inc.*	64,479	27,651,819	2.96

Asset Management & Custody Banks
KKR & Co., Inc.	168,240	19,450,226	2.08

Broadline Retail
Amazon.com, Inc.*	483,985	92,082,986	9.86

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	40,808,516	4.37

Heavy Electrical Equipment
GE Vernova, Inc.	91,633	27,973,722	3.00

Interactive Media & Services
Alphabet, Inc. - Cl. A	212,664	32,886,361	3.53
Meta Platforms, Inc. - Cl. A	135,618	78,164,791	8.37
		111,051,152	11.90
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	60,131	32,848,964	3.52

Movies & Entertainment
Netflix, Inc.*	47,108	43,929,623	4.71
TKO Group Holdings, Inc.	154,746	23,646,737	2.53
		67,576,360	7.24
Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	30,366	16,172,324	1.73

Restaurants
Chipotle Mexican Grill, Inc.*	628,318	31,547,847	3.38
Starbucks Corp.	141,185	13,848,836	1.48
		45,396,683	4.86
Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	41,861	27,738,354	2.97

Semiconductors
NVIDIA Corp.	341,342	36,994,646	3.96
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	225,916	37,502,056	4.02
		74,496,702	7.98
Specialty Chemicals
The Sherwin-Williams Company	67,717	23,646,099	2.53

Systems Software
Microsoft Corp.	199,254	74,797,959	8.01
ServiceNow, Inc.*	34,944	27,820,316	2.98
		102,618,275	10.99
Technology Hardware, Storage & Peripherals
Apple, Inc.	224,337	49,831,978	5.34

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	104,908	36,766,058	3.94

TOTAL COMMON STOCKS
(Cost $458,375,107)		870,237,164	93.21

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 4.24%#	67,655,074	67,655,074	7.25

TOTAL SHORT-TERM INVESTMENTS
(Cost $67,655,074)		67,655,074	7.25

TOTAL INVESTMENTS
(Cost $526,030,181)		937,892,238	100.46

Liabilities, Less Cash and Other Assets		(4,253,657)	(0.46)

NET ASSETS		$933,638,581	100.00%

SCHEDULE OF INVESTMENTS

SUMMARY OF FAIR VALUE MEASUREMENTS

As of March 31, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to Note 2(a) in the Notes to Financial Statements.

*	Non-income producing.
#	Rate shown is the 7-day yield as of March 31, 2025.

See notes to financial statements.

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Electric Co. DBA GE Aerospace	50,151	$10,037,723	2.47%
HEICO Corp.	38,760	10,356,284	2.55
		20,394,007	5.02
Application Software
Constellation Software, Inc.	3,375	10,688,387	2.63
SAP S.E. Spon. ADR	50,944	13,675,408	3.36
Synopsys, Inc.*	28,006	12,010,373	2.96
		36,374,168	8.95
Broadline Retail
Amazon.com, Inc.*	171,497	32,629,019	8.03

Consumer Finance
American Express Company	23,817	6,407,964	1.58

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	16,891,631	4.16

Diversified Support Services
Cintas Corp.	30,313	6,230,231	1.53

Financial Exchanges & Data
Moody's Corp.	18,419	8,577,544	2.11

Heavy Electrical Equipment
GE Vernova, Inc.	13,414	4,095,026	1.01

Hotels, Resorts & Cruise Lines
Booking Holdings, Inc.	1,851	8,527,390	2.10

Insurance Brokers
Arthur J. Gallagher & Company	14,463	4,993,206	1.23

Interactive Media & Services
Alphabet, Inc. - Cl. A	87,739	13,567,959	3.34
Meta Platforms, Inc. - Cl. A	48,375	27,881,415	6.86
		41,449,374	10.20
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	44,535	4,247,971	1.05

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	3,889	2,124,522	0.52

Movies & Entertainment
Netflix, Inc.*	19,487	18,172,212	4.47
Spotify Technology S.A.*	15,383	8,461,112	2.08
TKO Group Holdings, Inc.	42,964	6,565,329	1.62
		33,198,653	8.17
Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	4,517	2,405,664	0.59

Passenger Ground Transportation
Uber Technologies, Inc.*	223,241	16,265,339	4.00

Restaurants
Chipotle Mexican Grill, Inc.*	243,899	12,246,169	3.02
Starbucks Corp.	150,491	14,761,662	3.63
		27,007,831	6.65
Semiconductors
NVIDIA Corp.	184,543	20,000,770	4.92

Specialty Chemicals
The Sherwin-Williams Company	40,768	14,235,778	3.51

Systems Software
Microsoft Corp.	56,959	21,381,839	5.26
ServiceNow, Inc.*	9,888	7,872,232	1.94
		29,254,071	7.20
Technology Hardware, Storage & Peripherals
Apple, Inc.	93,404	20,747,831	5.11

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	24,838	13,614,205	3.35
Visa, Inc. - Cl. A	16,751	5,870,555	1.45
		19,484,760	4.80
TOTAL COMMON STOCKS
(Cost $222,471,679)		375,542,750	92.44

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 4.24%#	33,997,652	33,997,652	8.37

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,997,652)		33,997,652	8.37

TOTAL INVESTMENTS
(Cost $256,469,331)		409,540,402	100.81

Liabilities, Less Cash and Other Assets		(3,294,243)	(0.81)

NET ASSETS		$406,246,159	100.00%

SCHEDULE OF INVESTMENTS

SUMMARY OF FAIR VALUE MEASUREMENTS

As of March 31, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to Note 2(a) in the Notes to Financial Statements.

*	Non-income producing.
#	Rate shown is the 7-day yield as of March 31, 2025.

See notes to financial statements.

SCHEDULE OF INVESTMENTS

MARSICO MIDCAP GROWTH FOCUS FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

	Number of Shares/Warrants	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corp.	48,506	$12,960,318	3.45%
Rolls-Royce Holdings PLC*	1,326,176	12,831,022	3.41
		25,791,340	6.86
Application Software
Constellation Software, Inc.	5,185	16,420,530	4.37
Palantir Technologies, Inc. - Cl. A*	164,764	13,906,082	3.70
Synopsys, Inc.*	32,816	14,073,141	3.74
Tyler Technologies, Inc.*	6,516	3,788,337	1.01
		48,188,090	12.82
Asset Management & Custody Banks
Blue Owl Capital, Inc.	152,777	3,061,651	0.82
KKR & Co., Inc.	121,091	13,999,331	3.72
		17,060,982	4.54
Automotive Retail
O'Reilly Automotive, Inc.*	9,076	13,002,096	3.46

Biotechnology
Natera, Inc.*	79,501	11,242,236	2.99

Diversified Support Services
Cintas Corp.	79,932	16,428,424	4.37

Electrical Components & Equipment
AMETEK, Inc.	48,635	8,372,029	2.23

Electronic Components
Amphenol Corp. - Cl. A	159,678	10,473,280	2.79

Environmental & Facilities Services
Waste Connections, Inc.	4,091	798,522	0.21

Financial Exchanges & Data
MSCI, Inc.	10,594	5,990,907	1.59

Health Care Supplies
EssilorLuxottica S.A.	40,885	11,733,052	3.12

Heavy Electrical Equipment
GE Vernova, Inc.	48,396	14,774,331	3.93
Siemens Energy A.G.*	194,025	11,295,587	3.00
		26,069,918	6.93
Homebuilding
NVR, Inc.*	1,287	9,323,530	2.48

Insurance Brokers
Arthur J. Gallagher & Company	10,246	3,537,329	0.94

Interactive Home Entertainment
Roblox Corp. - Cl. A*	188,150	10,967,264	2.92

Leisure Products
Acushnet Holdings Corp.	100,319	6,887,903	1.83

Movies & Entertainment
Spotify Technology S.A.*	33,055	18,181,241	4.83
TKO Group Holdings, Inc.	76,728	11,724,806	3.12
		29,906,047	7.95
Passenger Airlines
Delta Air Lines, Inc.	145,680	6,351,648	1.69
United Airlines Holdings, Inc.*	141,889	9,797,435	2.60
		16,149,083	4.29
Real Estate Services
CBRE Group, Inc. - Cl. A*	103,825	13,578,233	3.61

Restaurants
CAVA Group, Inc.*	45,951	3,970,626	1.06
Chipotle Mexican Grill, Inc.*	329,100	16,524,111	4.39
DoorDash, Inc. - Cl. A*	31,078	5,680,126	1.51
Yum! Brands, Inc.	47,756	7,514,884	2.00
		33,689,747	8.96
Semiconductor Materials & Equipment
KLA Corp.	21,400	14,547,720	3.87

Systems Software
CrowdStrike Holdings, Inc. - Cl. A*	17,508	6,172,971	1.64

Trading Companies & Distributors
United Rentals, Inc.	9,690	6,072,723	1.61
Watsco, Inc.	14,415	7,327,144	1.95
		13,399,867	3.56
TOTAL COMMON STOCKS
(Cost $233,227,505)		353,310,570	93.96

WARRANTS
Application Software
Constellation Software, Inc.
Warrants, Strike Price: Pending,
Expiration Date: March 31, 2040*@^	5,185	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 4.24%#	42,299,706	42,299,706	11.25

TOTAL SHORT-TERM INVESTMENTS
(Cost $42,299,706)		42,299,706	11.25

TOTAL INVESTMENTS
(Cost $275,527,211)		395,610,276	105.21

Liabilities, Less Cash and Other Assets		(19,590,706)	(5.21)

NET ASSETS		$376,019,570	100.00%

SCHEDULE OF INVESTMENTS

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund's investments according to the valuation inputs utilized as of March 31, 2025.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$353,310,570	$—	$—		$353,310,570
Warrants
Information Technology	—	—	—	**	—
Short-term Investments	42,299,706	—	—		42,299,706
	$395,610,276	$—	$—		$395,610,276

**       Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to Note 2(a) in the Notes to Financial Statements.

*	Non-income producing.
@	Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the "Adviser"), as the Fund's Board of Trustees' valuation designee. As of March 31, 2025, the total value of Level 3 securities was $0, which represents 0.00% of the Fund's net assets.
^	As of March 31, 2025, certain information for the security, such as the strike price, is pending announcement by the issuer.
#	Rate shown is the 7-day yield as of March 31, 2025.

See notes to financial statements.

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

	Number of Shares/Warrants	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus S.E.	12,544	$2,207,919	3.04%
General Electric Co. DBA GE Aerospace	9,337	1,868,801	2.57
Rolls-Royce Holdings PLC*	442,549	4,281,751	5.90
Safran S.A.	8,140	2,130,031	2.93
The Boeing Company*	8,280	1,412,154	1.95
		11,900,656	16.39
Apparel, Accessories & Luxury Goods
Hermes International	907	2,364,561	3.26

Application Software
Constellation Software, Inc.	1,013	3,208,100	4.42
SAP S.E.	13,737	3,630,272	5.00
		6,838,372	9.42
Automobile Manufacturers
Ferrari N.V.	5,917	2,531,766	3.49

Broadline Retail
Amazon.com, Inc.*	7,723	1,469,378	2.02

Footwear
On Holding A.G. - Cl. A*	14,954	656,780	0.90

Health Care Supplies
EssilorLuxottica S.A.	10,227	2,934,913	4.04

Heavy Electrical Equipment
GE Vernova, Inc.	7,085	2,162,909	2.98
Siemens Energy A.G.*	34,497	2,008,318	2.76
		4,171,227	5.74
Hotels, Resorts & Cruise Lines
InterContinental Hotels Group PLC ADR	18,755	2,055,360	2.83

Industrial Gases
Linde PLC	1,692	787,863	1.08

Integrated Telecommunication Services
Deutsche Telekom A.G.	65,159	2,411,018	3.32

Interactive Home Entertainment
Nintendo Co., Ltd.	38,800	2,615,294	3.60

Interactive Media & Services
Meta Platforms, Inc. - Cl. A	4,344	2,503,708	3.45

Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	21,248	2,026,740	2.79

Movies & Entertainment
Netflix, Inc.*	2,036	1,898,631	2.61
Spotify Technology S.A.*	6,520	3,586,196	4.94
		5,484,827	7.55
Real Estate Services
FirstService Corp.	9,100	1,508,941	2.08

Restaurants
Chipotle Mexican Grill, Inc.*	19,400	974,074	1.34

Semiconductor Materials & Equipment
ASML Holding N.V.	3,456	2,264,605	3.12

Semiconductors
ARM Holdings PLC ADR*	12,139	1,296,324	1.79
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	19,266	3,198,156	4.40
		4,494,480	6.19
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	26,345	2,292,805	3.16

TOTAL COMMON STOCKS
(Cost $44,997,335)		62,287,368	85.77

WARRANTS
Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 4.24%#	10,614,170	10,614,170	14.61

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,614,170)		10,614,170	14.61

TOTAL INVESTMENTS
(Cost $55,611,505)		72,901,538	100.38

Liabilities, Less Cash and Other Assets		(276,662)	(0.38)

NET ASSETS		$72,624,876	100.00%

SCHEDULE OF INVESTMENTS

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Canada	$6,743,781	9.25%
France	9,637,424	13.22
Germany	8,049,608	11.04
Italy	2,531,766	3.47
Japan	2,615,294	3.59
Netherlands	2,264,605	3.10
Sweden	3,586,196	4.92
Switzerland	656,780	0.90
Taiwan	3,198,156	4.39
United Kingdom	10,714,103	14.70
United States(1)	22,903,825	31.42
	$72,901,538	100.00%

(1)    Includes short-term securities.

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund's investments according to the valuation inputs utilized as of March 31, 2025.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$62,287,368	$—	$—		$62,287,368
Warrants
Information Technology	—	—	—	**	—
Short-term Investments	10,614,170	—	—		10,614,170
	$72,901,538	$—	$—		$72,901,538

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to Note 2(a) in the Notes to Financial Statements.

*	Non-income producing.
@	Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund's Board of Trustees' valuation designee. As of March 31, 2025, the total value of Level 3 securities was $0, which represents 0.00% of the Fund's net assets.
^	As of March 31, 2025, certain information for the security, such as the strike price, is pending announcement by the issuer.
#	Rate shown is the 7-day yield as of March 31, 2025.

See notes to financial statements.

SCHEDULE OF INVESTMENTS

MARSICO GLOBAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus S.E.	58,354	$10,271,119	2.91%
General Electric Co. DBA GE Aerospace	76,954	15,402,343	4.36
Rolls-Royce Holdings PLC*	2,114,160	20,454,926	5.78
Safran S.A.	40,461	10,587,613	2.99
		56,716,001	16.04
Apparel, Accessories & Luxury Goods
Hermes International	3,986	10,391,556	2.94

Application Software
Constellation Software, Inc.	3,661	11,594,129	3.28
SAP S.E. Spon. ADR	78,113	20,968,654	5.93
Synopsys, Inc.*	24,404	10,465,655	2.96
		43,028,438	12.17
Automobile Manufacturers
Ferrari N.V.	26,043	11,143,279	3.15

Automotive Retail
O'Reilly Automotive, Inc.*	5,638	8,076,886	2.28

Broadline Retail
Amazon.com, Inc.*	62,761	11,940,908	3.38

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	8,334	7,882,131	2.23

Diversified Banks
JPMorgan Chase & Company	35,162	8,625,239	2.44

Footwear
On Holding A.G. - Cl. A*	78,289	3,438,453	0.97

Health Care Supplies
EssilorLuxottica S.A.	26,769	7,682,086	2.17

Heavy Electrical Equipment
GE Vernova, Inc.	34,915	10,658,851	3.01
Siemens Energy A.G.*	170,009	9,897,444	2.80
		20,556,295	5.81
Interactive Media & Services
Alphabet, Inc. - Cl. A	63,163	9,767,526	2.76
Meta Platforms, Inc. - Cl. A	33,816	19,490,190	5.51
		29,257,716	8.27
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	18,615	10,169,188	2.88

Movies & Entertainment
Netflix, Inc.*	16,875	15,736,444	4.45
Spotify Technology S.A.*	32,357	17,797,320	5.03
		33,533,764	9.48
Restaurants
Chipotle Mexican Grill, Inc.*	158,350	7,950,753	2.25

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	17,601	11,662,951	3.30

Semiconductors
ARM Holdings PLC ADR*	97,303	10,390,987	2.94
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	100,423	16,670,218	4.71
		27,061,205	7.65
Systems Software
Microsoft Corp.	19,330	7,256,289	2.05

TOTAL COMMON STOCKS
(Cost $209,140,987)		316,373,138	89.46

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 4.24%#	37,665,120	37,665,120	10.65

TOTAL SHORT-TERM INVESTMENTS
(Cost $37,665,120)		37,665,120	10.65

TOTAL INVESTMENTS
(Cost $246,806,107)		354,038,258	100.11

Liabilities, Less Cash and Other Assets		(391,040)	(0.11)

NET ASSETS		$353,647,218	100.00%

SCHEDULE OF INVESTMENTS

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Canada	$11,594,129	3.27%
France	38,932,374	11.00
Germany	30,866,098	8.72
Italy	11,143,279	3.15
Netherlands	11,662,951	3.29
Sweden	17,797,320	5.03
Switzerland	3,438,453	0.97
Taiwan	16,670,218	4.71
United Kingdom	30,845,913	8.71
United States(1)	181,087,523	51.15
	$354,038,258	100.00%

(1)	Includes short-term securities.

SUMMARY OF FAIR VALUE MEASUREMENTS

As of March 31, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to Note 2(a) in the Notes to Financial Statements.

*	Non-income producing.

#	Rate shown is the 7-day yield as of March 31, 2025.

See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (Unaudited)

(Amounts in thousands)	MARSICO FOCUS FUND	MARSICO GROWTH FUND

ASSETS
Investments, at value (cost $526,030, $256,469, $275,527, $55,612, and $246,806, respectively)	$937,892	$409,540
Receivable for capital stock sold	315	27
Dividends receivable	312	153
Prepaid expenses and other assets	3,642	1,571
Total Assets	942,161	411,291

LIABILITIES
Payable for investments purchased	—	—
Payable for capital stock redeemed	893	904
Payable to investment adviser	597	281
Accrued trustees' fees	3,628	1,533
Accrued distribution fee	3,065	2,150
Accrued professional fees	121	54
Accrued transfer agent fees and expenses	116	56
Accrued expenses and other liabilities	102	67
Total Liabilities	8,522	5,045

NET ASSETS	$933,639	$406,246

NET ASSETS CONSIST OF
Paid-in-capital	$402,451	$212,233
Total distributable earnings	531,188	194,013
NET ASSETS	$933,639	$406,246

NET ASSET VALUE INFORMATION BY CLASS

INVESTOR CLASS:
Net Assets	$776,179	$364,822
Shares Outstanding, $0.001 par value (Unlimited shares authorized)	28,850	15,444
NET ASSET VALUE, REDEMPTION PRICE, AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)*	$26.90	$23.62

INSTITUTIONAL CLASS:
Net Assets	$157,460	$41,424
Shares Outstanding, $0.001 par value (Unlimited shares authorized)	5,795	1,738
NET ASSET VALUE, REDEMPTION PRICE, AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)*	$27.17	$23.84

*	Not in thousands, based on unrounded net assets and shares outstanding.

See notes to financial statements.

FINANCIAL STATEMENTS

MARSICO MIDCAP GROWTH FOCUS FUND	MARSICO INTERNATIONAL OPPORTUNITIES FUND	MARSICO GLOBAL FUND

$395,610	$72,902	$354,038
300	83	212
136	176	243
1,377	246	926
397,423	73,407	355,419

18,637	—	—
255	240	270
254	46	244
1,328	212	908
769	223	198
39	9	43
52	14	49
69	38	60
21,403	782	1,772

$376,020	$72,625	$353,647

$220,412	$51,518	$214,513
155,608	21,107	139,134
$376,020	$72,625	$353,647

$313,203	$62,229	$191,136
6,492	2,521	7,641
$48.24	$24.68	$25.01

$62,817	$10,396	$162,511
1,291	418	6,427
$48.66	$24.85	$25.28

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED March 31, 2025 (Unaudited)

(Amounts in thousands)	MARSICO FOCUS FUND	MARSICO GROWTH FUND

INVESTMENT INCOME
Dividends (net of $81, $32, $2, $11, and $37, respectively, of non-reclaimable foreign withholding taxes)	$2,495	$1,267
Total Investment Income	2,495	1,267

EXPENSES
Investment advisory fees	3,791	1,825
Distribution fees:
Investor Class	1,084	526
Transfer agent fees and expenses:
Investor Class	401	210
Institutional Class	75	20
Professional fees	192	87
Trustees' fees and expenses	180 (1)	78 (1)
Fund administration fees:
Investor Class	78	66
Institutional Class	19	10
Custody and fund accounting fees	84	55
Reporting, printing, and postage expenses	55	29
Federal and state registration fees	35	26
Other expenses	48	25
Total Expenses	6,042	2,957
Less waiver of expenses (Note 3) and expenses paid indirectly (Note 2(b))	—	—
Net Expenses	6,042	2,957

NET INVESTMENT LOSS	(3,547)	(1,690)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	133,583	45,761
Net realized gain (loss) on foreign currency transactions	—	21
Change in unrealized depreciation on investments, foreign currency translations, and non-interested trustees' deferred compensation	(164,578)	(60,082)

Net Gain (Loss) on Investments	(30,995)	(14,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,542)	$(15,990)

(1)	Amounts include Trustees' fees and expenses and the mark to market unrealized appreciation during the period for shares held in the Non-Interested Trustees' Deferred Fee Plan, as more fully described in Note 2(g) in the Notes to Financial Statements.

	Trustees' Fees and Expenses*	Unrealized Appreciation*
Focus Fund	$98,307	$81,644
Growth Fund	43,905	34,489
Midcap Growth Focus Fund	31,196	29,937
International Opportunities Fund	5,478	4,774
Global Fund	34,888	20,355

*	Not in thousands.

See notes to financial statements.

FINANCIAL STATEMENTS

MARSICO MIDCAP GROWTH FOCUS FUND	MARSICO INTERNATIONAL OPPORTUNITIES FUND	MARSICO GLOBAL FUND

$988	$197	$725
988	197	725

1,462	259	1,466

397	71	245

194	42	133
32	9	101
66	11	75
61 (1)	10 (1)	55 (1)

59	28	42
12	6	41
54	36	65
25	11	27
18	13	15
21	5	13
2,401	501	2,278
—	(26)	—
2,401	475	2,278

(1,413)	(278)	(1,553)

37,770	4,822	37,091
74	(155)	(176)
(24,035)	(3,594)	(31,696)

13,809	1,073	5,219

$12,396	$795	$3,666

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	MARSICO FOCUS FUND		MARSICO GROWTH FUND

(Amounts in thousands)	Six-Month Period Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Six-Month Period Ended 3/31/25 (Unaudited)	Year Ended 9/30/24

OPERATIONS:
Net investment loss	$(3,547)	$(4,678)	$(1,690)	$(2,317)
Net realized gain on investments	133,583	61,826	45,761	40,265
Net realized gain (loss) on foreign currency transactions	—	—	21	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations, and non-interested trustees' deferred compensation	(164,578)	295,398	(60,082)	114,904

Net increase (decrease) in net assets resulting from operations	(34,542)	352,546	(15,990)	152,852

DISTRIBUTIONS:
Investor Class	(49,427)	(13,561)	(32,757)	(5,168)
Institutional Class	(10,763)	(2,475)	(3,978)	(567)

Total distributions	(60,190)	(16,036)	(36,735)	(5,735)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from sales of shares	31,120	134,007	20,471	68,731
Proceeds from reinvestment of distributions	47,754	13,132	31,744	4,984
Redemption of shares	(73,425)	(145,878)	(50,891)	(55,745)

Net increase (decrease) from Investor Class capital share transactions	5,449	1,261	1,324	17,970

Institutional Class:
Proceeds from sales of shares	14,330	56,080	6,692	10,841
Proceeds from reinvestment of distributions	9,488	2,332	3,391	529
Redemption of shares	(33,946)	(34,009)	(11,799)	(4,707)

Net increase (decrease) from Institutional Class capital share transactions	(10,128)	24,403	(1,716)	6,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,411)	362,174	(53,117)	171,750

NET ASSETS:
Beginning of Period	1,033,050	670,876	459,363	287,613

End of Period	$933,639	$1,033,050	$406,246	$459,363

TRANSACTIONS IN SHARES:
Investor Class:
Shares sold	1,040	5,097	756	3,173
Shares issued in reinvestment of distributions	1,594	600	1,206	247
Shares redeemed	(2,477)	(5,555)	(1,973)	(2,455)

Net increase (decrease) from Investor Class share transactions	157	142	(11)	965

Institutional Class:
Shares sold	477	2,095	248	479
Shares issued in reinvestment of distributions	314	106	128	26
Shares redeemed	(1,148)	(1,252)	(446)	(202)

Net increase (decrease) from Institutional Class share transactions	(357)	949	(70)	303

See notes to financial statements.

FINANCIAL STATEMENTS

MARSICO MIDCAP GROWTH FOCUS FUND		MARSICO INTERNATIONAL OPPORTUNITIES FUND		MARSICO GLOBAL FUND

Six-Month Period Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Six-Month Period Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Six-Month Period Ended 3/31/25 (Unaudited)	Year Ended 9/30/24

$(1,413)	$(2,148)	$(278)	$(205)	$(1,553)	$(1,414)
37,770	19,303	4,822	2,725	37,091	5,989
74	7	(155)	(785)	(176)	331
(24,035)	82,321	(3,594)	15,552	(31,696)	85,208

12,396	99,483	795	17,287	3,666	90,114

(13,728)	(2,897)	(1,249)	(140)	(3,213)	(3,007)
(2,404)	(302)	(154)	(18)	(2,844)	(437)

(16,132)	(3,199)	(1,403)	(158)	(6,057)	(3,444)

37,834	7,999	18,947	9,416	16,589	13,858
13,338	2,817	1,181	133	3,071	2,902
(20,029)	(33,224)	(8,660)	(8,407)	(17,786)	(34,029)

31,143	(22,408)	11,468	1,142	1,874	(17,269)

30,860	12,256	7,417	1,587	33,306	150,558
2,097	300	100	18	2,635	434
(3,058)	(2,652)	(2,169)	(303)	(42,568)	(19,875)

29,899	9,904	5,348	1,302	(6,627)	131,117

57,306	83,780	16,208	19,573	(7,144)	200,518

318,714	234,934	56,417	36,844	360,791	160,273

$376,020	$318,714	$72,625	$56,417	$353,647	$360,791

722	182	748	408	629	602
263	74	48	7	118	156
(392)	(845)	(343)	(394)	(677)	(1,640)

593	(589)	453	21	70	(882)

602	317	291	71	1,237	6,490
41	8	4	1	100	23
(59)	(61)	(85)	(16)	(1,597)	(861)

584	264	210	56	(260)	5,652

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

	MARSICO FOCUS FUND
	Six-Month
	Period
	Ended		Year	Year	Year		Year	Year
	3/31/25		Ended	Ended	Ended		Ended	Ended
Investor Class:	(Unaudited)		9/30/24	9/30/23	9/30/22		9/30/21	9/30/20

Net Asset Value, Beginning of Period	$29.60		$19.86	$18.41	$28.84		$25.92	$18.59

Income from Investment Operations:
Net investment loss	(0.11)		(0.15)	(0.11)	(0.09)		(0.22)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.83)		10.37	4.37	(7.13)		5.74	8.92
Total from investment operations	(0.94)		10.22	4.26	(7.22)		5.52	8.82

Distributions & Other:
Net realized gains	(1.76)		(0.48)	(2.81)	(3.21)		(2.60)	(1.49)
Total distributions and other	(1.76)		(0.48)	(2.81)	(3.21)		(2.60)	(1.49)

Net Asset Value, End of Period	$26.90		$29.60	$19.86	$18.41		$28.84	$25.92

Total Return	(3.79	)%(2)	52.32%	27.04%	(28.30)%		22.52%	50.71%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$776,179		$849,445	$567,000	$500,599		$895,641	$806,181
Ratio of net expenses (before expenses paid indirectly) to average net assets(6)	1.20	%(3)	1.28%	1.45%	1.02%		1.26%	1.24%
Ratio of net investment loss to average net assets(7)	(0.72	)%(3)	(0.57)%	(0.66)%	(0.25)%		(0.79)%	(0.53)%
Ratio of total expenses to average net assets(8)	1.20	%(3)	1.28%	1.50%	1.02%		1.26%	1.24%
Ratio of net investment loss (before waivers, and expenses paid indirectly) to average net assets(9)	(0.72	)%(3)	(0.57)%	(0.71)%	(0.25)%		(0.79)%	(0.53)%
Portfolio turnover rate	26	%(2)	47%	76%	102%		28%	45%

	Six-Month Period
Institutional Class:	Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23	Period Ended 9/30/22(1)

Net Asset Value, Beginning of Period	$29.85		$19.96	$18.45	$26.98

Income from Investment Operations:
Net investment income (loss)	(0.07)		(0.08)	(0.08)	0.04
Net realized and unrealized gains (losses) on investments	(0.85)		10.45	4.40	(8.57)
Total from investment operations	(0.92)		10.37	4.32	(8.53)

Distributions & Other:
Net realized gains	(1.76)		(0.48)	(2.81)	—	(4)
Increase from payment by service provider	—		—	—	—
Total distributions and other	(1.76)		(0.48)	(2.81)	—

Net Asset Value, End of Period	$27.17		$29.85	$19.96	$18.45

Total Return	(3.68	)%(2)	52.82%	27.34%	(31.62	)%(2)

Supplemental Data and Ratios:
Net assets, end of period (000s)	$157,460		$183,605	$103,876	$85,283
Ratio of net expenses (before expenses paid indirectly) to average net assets(6)	0.94	%(3)	1.00%	1.20%	0.65	%(3)
Ratio of net investment income (loss) to average net assets(7)	(0.46	)%(3)	(0.30)%	(0.41)%	0.24	%(3)
Ratio of total expenses to average net assets(8)	0.94	%(3)	1.00%	1.23%	0.65	%(3)
Ratio of net investment income (loss) (before waivers, and expenses paid indirectly) to average net assets(9)	(0.46	)%(3)	(0.30)%	(0.44)%	0.24	%(3)
Portfolio turnover rate	26	%(2)	47%	76%	102	%(2)

(1)	Institutional Class shares commenced operations on December 6, 2021.

(2)	Not Annualized.

(3)	Annualized.

(4)	Distributions occurred prior to the commencement of operations of the Institutional Class shares.

(5)	The Fund’s transfer agent reimbursed the Institutional Class $6 (in thousands) for losses incurred. The reimbursement increased the total return by 0.03%.

(6)	Ratio of expenses to average net assets, less waivers and before expenses paid indirectly.

(7)	Ratio of net investment income (loss) to average net assets, net of waivers and expenses paid indirectly.

(8)	Ratio of expenses to average net assets, before waivers and expenses paid indirectly.

(9)	Ratio of net investment income (loss) to average net assets, before waivers and expenses paid indirectly. See notes to financial statements.

FINANCIAL STATEMENTS

MARSICO GROWTH FUND								MARSICO MIDCAP GROWTH FOCUS FUND
Six-Month								Six-Month
Period								Period
Ended		Year	Year	Year		Year	Year	Ended		Year	Year		Year		Year	Year
3/31/25		Ended	Ended	Ended		Ended	Ended	3/31/25		Ended	Ended		Ended		Ended	Ended
(Unaudited)		9/30/24	9/30/23	9/30/22		9/30/21	9/30/20	(Unaudited)		9/30/24	9/30/23		9/30/22		9/30/21	9/30/20

$26.59		$17.97	$14.05	$29.78		$25.66	$18.75	$48.21		$33.89	$29.61		$52.48		$39.52	$33.70

(0.10)		(0.13)	(0.13)	(0.15)		(0.35)	(0.14)	(0.18)		(0.37)	(0.21)		(0.44)		(0.47)	(0.39)
(0.74)		9.11	4.05	(7.25)		6.85	8.92	2.49		15.16	4.49		(15.83)		14.77	7.30
(0.84)		8.98	3.92	(7.40)		6.50	8.78	2.31		14.79	4.28		(16.27)		14.30	6.91

(2.13)		(0.36)	—	(8.33)		(2.38)	(1.87)	(2.28)		(0.47)	—		(6.60)		(1.34)	(1.09)
(2.13)		(0.36)	—	(8.33)		(2.38)	(1.87)	(2.28)		(0.47)	—		(6.60)		(1.34)	(1.09)

$23.62		$26.59	$17.97	$14.05		$29.78	$25.66	$48.24		$48.21	$33.89		$29.61		$52.48	$39.52

(3.99	)%(2)	50.61%	27.90%	(34.81)%		26.51%	51.11%	4.56	%(2)	44.01%	14.45%		(35.52)%		36.56%	21.15%

$364,822		$410,945	$260,436	$222,871		$423,855	$410,592	$313,203		$284,394	$219,855		$203,593		$379,039	$291,976

1.29	%(3)	1.34%	1.45%	1.19%		1.37%	1.45%	1.32	%(3)	1.40%	1.44%		1.34%		1.33%	1.40%
(0.75	)%(3)	(0.62)%	(0.65)%	(0.84)%		(1.07)%	(0.85)%	(0.80	)%(3)	(0.81)%	(0.54)%		(1.05)%		(0.91)%	(0.96)%
1.29	%(3)	1.34%	1.48%	1.19%		1.37%	1.50%	1.32	%(3)	1.40%	1.45%		1.34%		1.33%	1.40%

(0.75	)%(3)	(0.62)%	(0.68)%	(0.84)%		(1.07)%	(0.90)%	(0.80	)%(3)	(0.81)%	(0.55)%		(1.05)%		(0.91)%	(0.96)%
68	%(2)	62%	89%	117%		58%	77%	28	%(2)	50%	56%		55%		20%	38%

Six-Month Period								Six-Month Period
Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23	Period Ended 9/30/22(1)				Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23		Period Ended 9/30/22(1)

$26.78		$18.06	$14.08	$21.57				$48.55		$34.04	$29.68		$44.83

(0.06)		(0.09)	(0.07)	(0.07)				(0.26)		(0.25)	(0.17)		(0.22)
(0.75)		9.17	4.05	(7.42)				2.65		15.23	4.52		(14.93)
(0.81)		9.08	3.98	(7.49)				2.39		14.98	4.35		(15.15)

(2.13)		(0.36)	—	—	(4)			(2.28)		(0.47)	—		—	(4)
—		—	—	—				—		—	0.01		—
(2.13)		(0.36)	—	—				(2.28)		(0.47)	0.01		—

$23.84		$26.78	$18.06	$14.08				$48.66		$48.55	$34.04		$29.68

(3.85	)%(2)	50.91%	28.27%	(34.72	)%(2)			4.69	%(2)	44.38%	14.69	%(5)	(33.79	)%(2)

$41,424		$48,418	$27,177	$21,519				$62,817		$34,320	$15,079		$17,012

1.02	%(3)	1.10%	1.20%	0.92	%(3)			1.07	%(3)	1.16%	1.20%		1.11	%(3)
(0.49	)%(3)	(0.37)%	(0.40)%	(0.51	)%(3)			(0.54)	%(3)	(0.57)%	(0.32)%		(0.75	)%(3)
1.02	%(3)	1.10%	1.24%	0.92	%(3)			1.07	%(3)	1.16%	1.21%		1.11	%(3)

(0.49	)%(3)	(0.37)%	(0.44)%	(0.51	)%(3)			(0.54	)%(3)	(0.57)%	(0.33)%		(0.75	)%(3)
68	%(2)	62%	89%	117	%(2)			28	%(2)	50%	56%		55	%(2)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

	MARSICO INTERNATIONAL OPPORTUNITIES FUND
Investor Class:	Six-Month Period Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22		Year Ended 9/30/21	Year Ended 9/30/20

Net Asset Value, Beginning of Period	$24.78		$16.75	$13.84	$23.79		$20.57	$18.47

Income from Investment Operations:
Net investment income (loss)	(0.06)		(0.09)	0.06	(0.01)		(0.04)	0.04
Net realized and unrealized gains (losses) on investments	0.56		8.19	2.88	(7.14)		3.81	2.87
Total from investment operations	0.50		8.10	2.94	(7.15)		3.77	2.91

Distributions & Other:
Net investment income	—		(0.07)	(0.03)	—		—	(0.07)
Net realized gains	(0.60)		—	—	(2.80)		(0.55)	(0.74)
Total distributions and other	(0.60)		(0.07)	(0.03)	(2.80)		(0.55)	(0.81)

Net Asset Value, End of Period	$24.68		$24.78	$16.75	$13.84		$23.79	$20.57

Total Return	2.04	%(2)	48.51%	21.23%	(34.08)%		18.48%	16.14%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$62,229		$51,229	$34,278	$30,503		$60,274	$55,024
Ratio of net expenses (before expenses paid indirectly) to average net assets(6)	1.50	%(3)	1.50%	1.50%	1.50%		1.50%	1.50%
Ratio of net investment income (loss) to average net assets(7)	(0.89	)%(3)	(0.46)%	0.44%	0.07%		(0.11)%	0.28%
Ratio of total expenses to average net assets(8)	1.57	%(3)	1.74%	1.86%	1.71%		1.68%	1.81%
Ratio of net investment income (loss) (before waivers, and expenses paid indirectly) to average net assets(9)	(0.96	)%(3)	(0.70)%	0.08%	(0.14)%		(0.29)%	(0.03)%
Portfolio turnover rate	32	%(2)	45%	52%	18%		50%	60%

Institutional Class:	Six-Month Period Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23	Period Ended 9/30/22(1)

Net Asset Value, Beginning of Period	$24.91		$16.83	$13.86	$20.20

Income from Investment Operations:
Net investment income (loss)	(0.09)		(0.05)	0.13	0.03
Net realized and unrealized gains (losses) on investments	0.63		8.24	2.85	(6.37)
Total from investment operations	0.54		8.19	2.98	(6.34)

Distributions & Other:
Net investment income	—		(0.11)	(0.01)	—
Net realized gains	(0.60)		—	—	—	(5)
Total distributions and other	(0.60)		(0.11)	(0.01)	—

Net Asset Value, End of Period	$24.85		$24.91	$16.83	$13.86

Total Return	2.19	%(2)	48.92%	21.54%	(31.39	)%(2)

Supplemental Data and Ratios:
Net assets, end of period (000s)	$10,396		$5,188	$2,566	$4,365
Ratio of net expenses (before expenses paid indirectly) to average net assets(6)	1.25	%(3)	1.25%	1.25%	1.25	%(3)
Ratio of net investment income (loss) to average net assets(7)	(0.64	)%(3)	(0.21)%	0.53%	0.31	%(3)
Ratio of total expenses to average net assets(8)	1.42	%(3)	1.76%	1.98%	1.81	%(3)
Ratio of net investment loss (before waivers, and expenses paid indirectly) to average net assets(9)	(0.81	)%(3)	(0.72)%	(0.20)%	(0.25	)%(3)
Portfolio turnover rate	32	%(2)	45%	52%	18	%(2)

(1)	Institutional Class shares commenced operations on December 6, 2021.

(2)	Not Annualized.

(3)	Annualized.

(4)	Less than $0.01.

(5)	Distributions occurred prior to the commencement of operations of the Institutional Class shares.

(6)	Ratio of expenses to average net assets, less waivers and before expenses paid indirectly.

(7)	Ratio of net investment income (loss) to average net assets, net of waivers and expenses paid indirectly.

(8)	Ratio of expenses to average net assets, before waivers and expenses paid indirectly.

(9)	Ratio of net investment income (loss) to average net assets, before waivers and expenses paid indirectly. See notes to financial statements.

FINANCIAL STATEMENTS

MARSICO GLOBAL FUND
Six-Month Period Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22		Year Ended 9/30/21	Year Ended 9/30/20

$25.19		$16.88	$14.12	$25.93		$22.83	$16.06

(0.12)		(0.19)	(0.12)	(0.17)		(0.28)	(0.19)
0.38		8.87	3.50	(7.58)		3.97	6.96
0.26		8.68	3.38	(7.75)		3.69	6.77

—		—	—	—		—	—
(0.44)		(0.37)	(0.62)	(4.06)		(0.59)	—
(0.44)		(0.37)	(0.62)	(4.06)		(0.59)	—

$25.01		$25.19	$16.88	$14.12		$25.93	$22.83

0.95	%(2)	52.21%	24.72%	(35.55)%		16.33%	42.15%

$191,136		$190,745	$142,683	$137,752		$309,493	$285,033

1.35	%(3)	1.48%	1.50%	1.45%		1.45%	1.45%
(0.96	)%(3)	(0.66)%	(0.46)%	(0.56)%		(1.03)%	(0.84)%
1.35	%(3)	1.48%	1.55%	1.45%		1.45%	1.73%

(0.96	)%(3)	(0.66)%	(0.51)%	(0.56)%		(1.03)%	(1.12)%
26	%(2)	44%	82%	100%		65%	51%

Six-Month Period Ended 3/31/25 (Unaudited)		Year Ended 9/30/24	Year Ended 9/30/23	Period Ended 9/30/22(1)

$25.43		$16.99	$14.17	$22.30

(0.09)		(0.14)	(0.05)	—	(4)
0.38		8.95	3.49	(8.13)
0.29		8.81	3.44	(8.13)

—		—	—	—
(0.44)		(0.37)	(0.62)	—	(5)
(0.44)		(0.37)	(0.62)	—

$25.28		$25.43	$16.99	$14.17

1.06	%(2)	52.65%	25.07%	(36.46	)%(2)

$162,511		$170,046	$17,590	$12,960

1.07	%(3)	1.15%	1.25%	1.06	%(3)
(0.69	)%(3)	(0.37)%	(0.23)%	(0.02	)%(3)
1.07	%(3)	1.15%	1.29%	1.06	%(3)

(0.69	)%(3)	(0.37)%	(0.27)%	(0.02	)%(3)
26	%(2)	44%	82%	100	%(2)

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS March 31, 2025 (Unaudited)

1.	Organization

The Marsico Investment Fund (the “Trust”) was organized on October 1, 1997, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Focus Fund, Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund (collectively, the “Funds” and each, a “Fund”) are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund are diversified funds. The Focus Fund and Growth Fund commenced operations on December 31, 1997, the Midcap Growth Focus Fund commenced operations on February 1, 2000, the International Opportunities Fund commenced operations on June 30, 2000, and the Global Fund commenced operations on June 29, 2007. Prior to September 1, 2021, the Midcap Growth Focus Fund was known as the 21ST Century Fund.

On November 17, 2021, the Funds’ Board of Trustees (the “Board”) approved a Multi-Class Plan (“Multi-Class Plan”) pursuant to Rule 18f-3 under the 1940 Act (i) to divide the shares of each Fund into two classes, (ii) to authorize and designate a new Institutional Class of shares for each of the Funds and (iii) to redesignate the existing shares of each of the Funds as Investor Class shares. Effective December 6, 2021, the Institutional Class shares for each of the Funds commenced operations and the existing shares of each of the Funds were redesignated as Investor Class shares. Shares of each class of the Funds represent an equal pro rata interest in such Fund and generally have identical voting, distribution, liquidation and other rights/privileges except that each class shall (a) have a different designation; (b) bear any class expenses; (c) have exclusive voting rights on any matter submitted to shareholders that relates solely to its administration or distribution arrangement; (d) have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; and (e) have different shareholder investment minimum requirements.

Trustees and officers of the Trust and employees of Marsico Capital Management, LLC (the “Adviser”) own approximately 15%, 25%, 11%, 26%, and 8% of the outstanding Institutional Class shares of the Focus Fund, Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund, respectively, as of March 31, 2025. Percentage ownership of certain Funds is significant as the Institutional Class of shares for each Fund were initially funded by conversions of Investor Class shares in certain accounts attributed to Trustees and executive officers of the Trust.

2.	Significant Accounting Policies

The Funds qualify as investment companies under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, “Financial Services — Investment Companies” (“ASC 946”). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles (“GAAP”) in the United States of America for investment companies and follow the accounting guidance provided in ASC 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the financial statements and the reported amounts and disclosures of income and expenses during the reporting period. Actual results could differ from those estimates.

(a)	Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US - traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

NOTES TO FINANCIAL STATEMENTS

These inputs are summarized into three broad levels and described below:

●	Level 1 — unadjusted quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

●	Level 3 — significant unobservable inputs (including the Funds’ assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of March 31, 2025, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of March 31, 2025.

(b)	Expenses — The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodial fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets and are in some cases allocated based on other factors. Each class of shares bears a portion of their respective Fund expenses, which are allocated daily to each class of shares in proportion to their respective net assets of the Fund. Expenses directly attributable to a specific class of shares, such as distribution fees for the Investor Class, are charged directly to that class of shares. The Funds’ expenses may be reduced by expense limitation and fee waiver amounts, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in “Less waiver of expenses and expenses paid indirectly” on the Statements of Operations.

Brokerage commissions may be paid to certain brokers which reduce transfer agent fees and expenses. For the six-month period ended March 31, 2025, the Funds received no such brokerage commission credits. The Funds received earnings credits on certain cash account balances which reduced transfer agent fees and expenses by less than $1 (in thousands) for each of the Focus Fund, Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund for the six-month period ended March 31, 2025. Brokerage commission credits and earnings credits (if any) are included in “Less waiver of expenses and expenses paid indirectly” on the Statements of Operations.

(c)	Federal Income Taxes — Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income taxes. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(d)	Distributions to Shareholders — Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as foreign currency transactions and net investment losses.

The Funds at times may invest in real estate investment trusts (“REITs”). REITs generally pay dividends to their investors based upon cash available from their operations and this amount may differ significantly from the REITs’ actual earnings and profits (“E&P”) determined for income tax purposes. It is common for these dividends to exceed the REITs’ taxable E&P, resulting in the excess portion of such dividends eventually being designated as a return of capital. Determination of the tax character of dividends made by REITs is typically performed by the REIT several months subsequent to the payment of the dividend. Therefore, due to timing issues, the Funds may be in a position of being required to calculate and pay required distribution amounts to their shareholders based on the best information available from the REITs, which may be prior to the final determination of the REITs’ taxable E&P, and it is possible that a portion of the Funds’ distribution amounts could include a return of capital to shareholders for federal income tax purposes.

(e)	Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS March 31, 2025 (Unaudited) (continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

(f)	Derivative Instruments — “Disclosure about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”) requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds are not intended as vehicles for investing substantially in derivative instruments, and may hold derivative instruments only infrequently. The Funds enter into derivative instruments in order to increase exposure to certain investments, asset classes, or markets, or for hedging purposes to hedge against adverse movements in securities prices, currency rates or interest rates. The Funds can hold various types of derivative instruments such as futures contracts and options on securities, financial indexes, and foreign currencies, options on futures, forward foreign currency contracts, interest rate swaps, credit default swaps, and swap-related products. The use of derivative instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the derivative instruments and the underlying securities, or that the counterparty will fail to perform its obligations. There were no outstanding derivative instruments held by the Funds as of March 31, 2025, nor did the Funds utilize derivative instruments during the six-month period ended March 31, 2025.

(g)	Non-Interested Trustees’ Deferred Fee Plan — Effective February 1, 2000, the Board adopted the Marsico Investment Fund Deferred Fee Plan (the “Deferred Fee Plan”), amended and restated as of December 30, 2005, which allows the Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“non-interested Trustees”), to defer the receipt of all or a portion of their compensation received from the Funds and may be invested as directed by each non-interested Trustee. The Deferred Fee Plan was further amended and restated as of November 10, 2020 to allow for any deferred fees credited to accounts established on behalf of the non-interested Trustees to be invested into the Funds and other investment options allowed under the Deferred Fee Plan, such as a non-affiliated US government money market fund, among other clarifying changes. The amounts credited to these accounts increase or decrease in accordance with the performance of the investments selected by the non-interested Trustees. The market value of the deferred account balances as of March 31, 2025 is shown on the Statements of Assets and Liabilities as part of an asset account, “Prepaid expenses and other assets,” and a liability account, “Accrued trustees’ fees.” Additionally, the fluctuation of the account balances due to the performance of the investments is recorded by the Funds as unrealized appreciation (depreciation), which is shown as part of “Total distributable earnings” on the Statements of Assets and Liabilities, and as compensation expense, which is shown as part of the expense account “Trustees’ fees and expenses” on the Statements of Operations. Fees earned and deferred by the non-interested Trustees for the six-month period ended March 31, 2025 are also included in “Trustees’ fees and expenses” on the Statements of Operations. Amounts contributed to the Deferred Fee Plan will be deferred until distributed in accordance with the Deferred Fee Plan. Unrealized appreciation (depreciation) of the investments held in the Deferred Fee Plan is subject to the Funds’ expense reimbursement agreement with the Adviser.

(h)

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Dividend income is recognized on the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Withholding taxes are accrued at the time the associated dividends are recorded. The Funds seek to file withholding tax reclaims in certain jurisdictions to recover a portion of the tax amounts previously withheld. The Funds record reclaim receivable amounts based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. There is no guarantee that the Funds will receive reclaim amounts applied for in a timely manner or at all. Certain dividends from foreign securities are recorded when the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares in proportion to their respective net assets of each Fund.

(i)

Segment Reporting — The Funds adopted Accounting Standards Update 2023-07, Segment Reporting (Topic 280): “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial positions or the results of their operations.

Each Fund represents a single operating segment. Subject to oversight by the Board, the Funds’ Adviser acts as the chief operating decision maker (“CODM”), as it relates to ASU 2023-07. The CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. Each Fund’s portfolio composition, income, expenses, changes in net assets, and performance are regularly monitored and assessed by the CODM. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

(j)

Indemnifications — In the normal course of business, the Funds enter into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss in connection with these potential indemnification obligations to be remote. There can be no assurance that material liabilities related to such obligations will not arise in the future, which may adversely impact a Fund.

3.	Investment Advisory Agreement and Transactions with Affiliates

Each Fund has an agreement with the Adviser to furnish investment advisory services to the Funds. Each Fund calculates and accrues the investment advisory fee daily based on the following rates (expressed as annual rates) and pays the Adviser monthly:

Annual Rate of Average Daily Net Assets	Asset Threshold
0.80%	First $250 million
0.75%	Next $250 million
0.70%	Next $250 million
0.65%	In excess of $750 million

The Adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of each Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the average net assets attributable to Investor Class shares of the International Opportunities Fund and Global Fund, and 1.45% of the average net assets attributable to Investor Class shares of the Focus Fund, Growth Fund and Midcap Growth Focus Fund, and (ii) to limit the total expenses of the Institutional Class of each Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the average net assets attributable to Institutional Class shares of the International Opportunities Fund and Global Fund, and 1.20% of the average net assets attributable to Institutional Class shares of the Focus Fund, Growth Fund and Midcap Growth Focus Fund, until January 31, 2026. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after January 31, 2026, upon 15 days prior notice to the Fund and its administrator. Amounts waived/reimbursed by the Adviser in accordance with this agreement are included in “Less waiver of expenses and expenses paid indirectly” on the Statements of Operations.

During the six-month period ended March 31, 2025, the Adviser waived or reimbursed the following amounts.

(Amounts in thousands)	Fees Waived/Reimbursed by the Adviser
International Opportunities Fund
Investor Class	$19
Institutional Class	$7

The Adviser may recoup from a Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the Adviser with respect to that Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the Adviser does not cause the Fund’s share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred, and (3) the Adviser has not agreed to forego recoupment. In accordance with the Funds’ Multi-Class Plan, amounts eligible for recoupment from periods prior to the addition of the Institutional Class will continue to be eligible for recoupment from the Investor Class. As of March 31, 2025, recoupment amounts (in thousands) that may potentially be made to the Adviser are as follows:

	International Opportunities Fund
Year of Expiration	Investor Class	Institutional Class
2025	$96	$18
2026	126	23
2027	100	19
2028	19	7
	$341	$67

Certain officers of the Trust are also officers of the Adviser. The Funds pay a portion of the Chief Compliance Officer’s total compensation costs which is shown as part of the expense account “Professional fees” on the Statements of Operations. No other officers of the Trust received compensation from the Funds during the six-month period ended March 31, 2025.

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS March 31, 2025 (Unaudited) (continued)

4.	Distribution and Service Plan

The Funds have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act, and effective November 17, 2021, the Board approved a Third Amended and Restated Distribution and Service Plan (as amended, the “Plan”). The Plan authorizes payments by the Funds in connection with the distribution of their Investor Class shares at an annual rate, as determined from time to time by the Board, of up to 0.25% of a Fund’s average daily net assets attributable to Investor Class shares. Institutional Class shares of the Funds are not subject to a 12b-1 fee. The Plan clarifies that while the maximum 12b-1 Fee rate remains limited to 0.25% per annum of each Fund’s average daily net assets attributable to Investor Class shares, one or more Funds may be charged a lower rate from time to time upon approval by the Board, and the rate may vary by Fund. Each Fund currently accrues 12b-1 Fees for its Investor Class shares at a rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares of the Fund until such time as the Board authorizes a different rate. The Plan also clarifies that previously accrued amounts of the 12b-1 Fee for each Fund may be used by that Fund to pay any current or previously accrued expenses of the Fund authorized by the Plan, including non-distribution expenses, authorized by the Plan.

Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of Investor Class shares of the Funds, as determined by the Board, as well as for account maintenance and personal services to Investor Class shareholders and any other non-distribution-related services. The Adviser may, out of its own resources (which may include legitimate profits from providing advisory services to the Funds or other clients) and, at its sole discretion, make certain payments on behalf of the Funds or the Plan for expenses incurred by a Fund for distribution of Fund shares and related services or for administrative or other expenses incurred by the Fund.

5.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six-month period ended March 31, 2025, were as follows:

(Amounts in thousands)	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Purchases	$270,900	$305,686	$125,676	$25,173	$92,847
Sales	$402,076	$375,019	$98,645	$19,566	$136,149

There were no purchases or sales of US government securities, excluding short-term investments.

6.	Market Developments, Events, and Risks

Global economies and financial markets increasingly are interconnected, and conditions and events in one country, region or financial market may adversely impact markets, issuers, or economies in different countries, regions or financial markets. These risks may be magnified if certain events or developments adversely affect the safety or health of individuals around the world or interrupt the global supply chain. In these and other circumstances, such risks might affect companies and investments worldwide. As a result, local, regional or global events such as war, acts of terrorism, political or social disruptions, natural or man-made disasters, the spread of infectious illness or other public health issues, inflation, volatile interest rates, trade tensions, recessions or other events could have a significant negative impact on global economic and market conditions. Such events could adversely affect the operational and financial performance of the issuers of securities in which the Funds invest, and such uncertainty may in turn continue to impact the value of the Funds’ investments.

7.	Federal Income Tax Information

“Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2021-2025 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended March 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

(Amounts in thousands)	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$527,185	$257,142	$275,528	$55,620	$246,816
Gross Unrealized Appreciation	$420,514	$157,451	$132,746	$18,777	$112,457
Gross Unrealized Depreciation	(9,807)	(5,053)	(12,664)	(1,495)	(5,235)
Net Unrealized Appreciation on Investments	$410,707	$152,398	$120,082	$17,282	$107,222

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

During the year ended September 30, 2024, the International Opportunities Fund utilized capital loss carryforwards of $675 (in thousands).

As of September 30, 2024, the Focus Fund, Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund, respectively, had (in thousands) $4,442, $0, $0, $85, and $1,144 of qualified late-year losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year losses that are deferred are deemed to arise on the first day of the Fund’s next taxable year.

As of September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

(Amounts in thousands)	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Undistributed Ordinary Income	$—	$6,848	$819	$—	$—
Undistributed Trustees’ Deferred Compensation	(5,353)	(2,118)	(994)	(323)	(2,365)
Undistributed Long-Term Capital Gains	60,187	29,885	15,312	1,235	6,057
Tax Accumulated Earnings	54,834	34,615	15,137	912	3,692
Accumulated Capital and Other Losses	(4,442)	—	—	(85)	(1,144)
Net Unrealized Appreciation on Investments	575,360	212,052	144,145	20,874	138,933
Net Unrealized Appreciation on Foreign Currency Translations	—	—	—	4	2
Trustees’ Deferred Compensation Mark-to-Market	168	71	62	10	42
Total Accumulated Earnings	$625,920	$246,738	$159,344	$21,715	$141,525

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	2024		2023
(Amounts in thousands)	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Focus Fund	$—	$16,036	$—	$84,566
Growth Fund	—	5,735	—	—
Midcap Growth Focus Fund	—	3,199	—	—
International Opportunities Fund	158	—	61	—
Global Fund	—	3,444	—	6,325

The tax character of dividends paid may differ from that shown in the Financial Highlights due to short-term gains being treated as ordinary income for tax purposes.

8.	New Accounting Pronouncements

The Financial Accounting Standards Board issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740), “Improvements to Income Tax Disclosures” (“ASU-2023-09”), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU-2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact that ASU-2023-09 will have on the Funds’ financial statements and related disclosures.

9.  Subsequent Events

Management of the Adviser has determined that there were no material subsequent events that would require disclosure in the Funds' financial statements.

OTHER INFORMATION

OTHER INFORMATION (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the Financial Statements. Please refer to the Statements of Operations in the Financial Statements under Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting of the Board of Trustees of the Trust held on November 20, 2024, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) of the Trust (the "Independent Trustees")), approved the renewal of the Investment Advisory and Management Agreements for the Focus Fund, Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund (the "Advisory Agreements"). In advance of the meeting, the Independent Trustees requested and received extensive materials from Marsico Capital Management, LLC (the "Adviser" or "MCM") to assist them in considering the renewal of the Advisory Agreements. The materials provided by the Adviser contained information with respect to the factors noted below, including detailed information relating to the performance, advisory fees and other expenses of the Funds, funds sub-advised by the Adviser and non-fund advisory accounts of the Adviser. The materials also included comparisons of the Funds with third party funds of similar size and investment objectives in terms of performance, fees and other expenses, as well as the performance of each Fund versus its benchmark. In addition, the Adviser provided information regarding its overall expenses and profitability, as well as other information requested by the Trustees.

In addition to the materials prepared specifically for contract review analysis, on an ongoing basis the Trustees receive information and reports from the Adviser and other service providers to the Funds regarding the investment performance of the Funds as well as operational, compliance, marketing and other matters.

The Trustees engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a review of the materials. Following this session, the full Board reconvened and approved the continuation of the Advisory Agreements for the Focus Fund, Growth Fund, Midcap Growth Focus Fund, International Opportunities Fund, and Global Fund.

Discussion of Certain Factors Considered

1. Nature, Extent, and Quality of Services. The Independent Trustees considered the nature, extent and quality of the services performed by the Adviser under the Advisory Agreements with the Adviser, including portfolio management, supervision of Fund operations, regulatory filings and disclosures to shareholders, compliance functions, general oversight of other service providers, coordination of marketing initiatives, review of Fund legal issues, and other services. The Independent Trustees also considered the qualifications of the personnel who provide these services, which includes a team of individuals collectively having years of experience in their particular areas of expertise. The Independent Trustees reviewed the Adviser's investment philosophy and experience, noting that the Adviser and its affiliates employ a focused stock-picking strategy that involves extensive research. The Independent Trustees noted MCM's continued investment in research. The Independent Trustees discussed the Adviser's ability to continue to provide the same level and quality of services to the Funds, and discussed with members of management of MCM the financial condition of the Adviser and its ability to attract and retain experienced personnel. The Independent Trustees considered the reinvestment in MCM by Mr. T. Marsico and the steps taken to ensure the continued financial viability of the Adviser. The Independent Trustees also discussed MCM's commitment to devoting substantial resources to the Adviser's investment management process. The Independent Trustees concluded that the services provided by the Adviser are extensive in nature, that the Adviser employs investment advisory personnel who consistently delivered a high level of service, and that the Adviser effectively manages the outsourcing by the Funds of certain services to other service providers.

2. Investment Performance of the Funds and Adviser. The Independent Trustees considered the Adviser's substantial investment advisory experience and capabilities. The Independent Trustees considered the short-term and long-term investment performance for each Fund over various periods of time as compared to both relevant equity indices and the performance of each Fund's peer group universe. The Independent Trustees noted the positive performance of the Investor Class Shares and the Institutional Class Shares of the Funds over their benchmarks and peer group averages for various time

OTHER INFORMATION

periods, including the year-to-date (as of September 30, 2024) and 1-year periods, and discussed with representatives of the Adviser the factors underlying the performance of the Funds over various time periods. The Independent Trustees discussed the Funds' performance with representatives of MCM and concluded that the Adviser was delivering acceptable performance results consistent with the long-term investment strategies being pursued by the Funds. The Independent Trustees also took into account that they regularly review each Fund's performance.

The Independent Trustees also noted that the investment performance delivered by the Adviser to the Funds appeared to be generally consistent with the performance delivered for other clients of the Adviser with similar strategies. Based on this review, the Independent Trustees concluded that the performance of the Adviser with respect to each Fund was acceptable for the purposes of approving the Advisory Agreements.

3. Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Funds: Fees and Expenses. The Independent Trustees considered each Fund's management fee rates and expense ratios relative to each Fund's peer group averages and the advisory fees charged by the Adviser to other clients, including information regarding expense limitation commitments from the Adviser, and the breakpoints in the advisory fee schedule for all of the Funds. The Independent Trustees noted that the information provided by MCM stated that the mix of services under the Advisory Agreements is much more extensive than services provided under the Adviser's advisory agreements for sub-advised and non-fund clients.

The Independent Trustees also noted previous actions taken by MCM to reduce Fund expenses, including that MCM had waived fees and absorbed expenses from time to time, and that some of those expenditures may not be recouped. The Independent Trustees reviewed various materials related to expense information and noted that overall Fund expenses are in a range that continues to be reasonable. The Independent Trustees concluded that the investment advisory fees are acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and the overall expense ratios of the Funds.

(b) Profitability and Costs of Services to Adviser. The Independent Trustees reviewed the information provided by MCM regarding its overall profitability and costs and an estimate of the Adviser's profitability and costs in serving the Funds as part of MCM's overall investment management business. The Independent Trustees noted that MCM's estimated overall profitability from managing the Funds decreased during the fiscal year ended September 30, 2024 relative to the preceding fiscal year, that estimated profit margins were low overall, that the estimated profit margin for one Fund was negative, and that MCM had not reduced its services, but continued to devote substantial resources and personnel to the Funds. The Independent Trustees also noted that the Adviser previously had substantially increased its resources devoted to Fund matters in response to regulatory requirements enacted. The Independent Trustees discussed the level of estimated profit of MCM from its relationship to the Funds and considered profitability levels reviewed by federal courts that were found to be reasonable. The Independent Trustees concluded that the estimated profits received by the Adviser under the Advisory Agreements were acceptable for purposes of approving the Advisory Agreements.

4. Extent of Economies of Scale as Funds Grow. The Independent Trustees considered whether there have been economies of scale with respect to the management of each Fund and whether each Fund has appropriately benefited from any economies of scale. The Independent Trustees noted that economies of scale have begun to be realized for certain Funds as their assets increase and as a result, their Fund-level expenses decline as a percentage of assets and fee breakpoints are reached in certain service provider contracts for certain Funds. The Independent Trustees also noted that these Fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Independent Trustees agreed that it was possible that Adviser-level expenses incurred in managing the Funds eventually may decline as a percentage of management fees, especially if the assets of certain Funds continue to grow beyond certain thresholds.

5. Whether Fee Levels Reflect Economies of Scale. The Independent Trustees also considered whether the management fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Independent Trustees noted that the management fee schedule for each Fund contained breakpoints and that MCM had agreed to expense limitations for the Funds that would remain in place until at least January 31, 2026 in reaching their determination that management fee rates for the Funds are reasonable.

6. Other Relevant Considerations. The Independent Trustees considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Funds. The Independent Trustees concluded that potential ancillary or "fall-out" benefits that the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and may in some cases benefit the Funds.

Conclusions.

In considering the Advisory Agreements, the Independent Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Trustees that

OTHER INFORMATION

OTHER INFORMATION (Unaudited) (continued)

each Fund's fees were reasonable, the extent and quality of services were acceptable, and performance of the Funds was acceptable. Therefore, re-approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. As a part of their decision-making process, the Independent Trustees noted that the Adviser has managed the Funds since their inception, and the Independent Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Funds and their shareholders. The Independent Trustees considered, generally, that shareholders invested in a Fund knowing its investment objectives and policies and that the Adviser had previously been approved to manage that Fund in accordance with its investment objectives and policies. As such, the Independent Trustees considered whether the Adviser managed each Fund in accordance with its investment objectives and policies as disclosed to shareholders. Additionally, as part of its deliberations, the Board also considered the information about the Funds and MCM that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

Upon the conclusion of their review and discussion, the Trustees, including all of the Independent Trustees, unanimously agreed the Advisory Agreements for each of the Funds should be continued.

MARSICO FUNDS

NOTES

MARSICO FUNDS

NOTES

MARSICO
FUNDS®

The Marsico Investment Fund

c/o UMB Fund Services, Inc.

P.O. Box 3210, Milwaukee, WI 53201-3210

marsicofunds.com • 888.860.8686

©2025 MARSICO CAPITAL MANAGEMENT, LLC

Not authorized for distribution unless preceded or accompanied by an effective Marsico Funds Prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s statement regarding basis for approval of investment advisory contract is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16.	Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19.	Exhibits

(a)(1) Code of Ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit.

Not applicable to semi-annual reports.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed as an attachment to this filing.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Thomas F. Marsico
Thomas F. Marsico,
Trustee, President, Chief Executive Officer and Chief Investment Officer
(Principal Executive Officer)

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas F. Marsico
Thomas F. Marsico,
Trustee, President, Chief Executive Officer and Chief Investment Officer
(Principal Executive Officer)

Date:	June 3, 2025

By:	/s/ Lynnett E. F. Macfarlane
Lynnett E. F. Macfarlane,
Vice President, Secretary and Treasurer
(Principal Financial Officer)

Date:	June 3, 2025